CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Revenues		$ 0	$ 6	$ 388
Cost of sales		547	995	647
Gross loss		(547)	(989)	(259)
Operating expenses:
Research and development expenses, net		78,225	252,424	29,589
Selling, general and administrative expenses		49,200	262,083	38,250
Total operating expenses		127,425	514,507	67,839
Operating loss		(127,972)	(515,496)	(68,098)
Income from warrants remeasurement		17,929	11,024
Financial income, net		4,371	423	385
Net loss before income tax		(105,672)	(504,049)	(67,713)
Income tax expense		1,748	1,281	0
Net loss		(107,420)	(505,330)	(67,713)
Net comprehensive loss		$ (107,420)	$ (505,330)	$ (67,713)
Weighted average number of ordinary shares and preferred shares used in computing basic net loss per share (in shares) | shares	[1]	293,499,025	235,612,764	155,930,380
Weighted average number of ordinary shares and preferred shares used in computing diluted net loss per share (in shares) | shares	[1]	293,499,025	235,612,764	155,930,380
Class A Ordinary Shares
Operating expenses:
Basic net loss per share (in USD per share) | $ / shares		$ (0.37)	$ (2.14)	$ (0.43)
Diluted net loss per share (in USD per share) | $ / shares		$ (0.37)	$ (2.14)	$ (0.43)

[1]	Prior period results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021. See also Note 8, Merger with 10X Capital, for details.